Fair Value of Financial Assets and Liabilities - Schedule of Determination of the Fair Value of Financial Instruments (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets		$ 20,382,605	$ 20,382,605
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
ASSETS
Financial assets	$ 26,793,396
LIABILITIES
Financial liabilities	25,147,418
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,300,475
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	247,165
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	1,015,614
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,121,111
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	1,112,806
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,327,723
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,010,124
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,400
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	987,680
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	318,658
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	96,943
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	2,657,154
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	20,714,370
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	198,923
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	109,467
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	1,368,957
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	341,244
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member]
ASSETS
Financial assets			25,513,070
LIABILITIES
Financial liabilities			23,995,714
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities			4,141,667
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities			109,496
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities			420,920
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities			10,065,243
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities			1,095,154
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities			2,196,130
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities			5,950,038
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities			17,066
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets			964,030
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Cash items in process of collection [member]
ASSETS
Financial assets			157,017
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets			19,764,078
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets			28,524
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Financial derivative contracts [member]
ASSETS
Financial assets			1,248,775
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Interbank loans [member]
ASSETS
Financial assets			70,077
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Trading investments [member]
ASSETS
Financial assets			415,061
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Available For Sale Investment [member]
ASSETS
Financial assets			2,663,478
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IAS 39 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
ASSETS
Financial assets			202,030
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	4,123,054
LIABILITIES
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	1,368,957
LIABILITIES
Financial liabilities	1,112,806
Recurring Fair Value Measurement [Member] | IAS 39 [member]
ASSETS
Financial assets			4,327,314
LIABILITIES
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member]
LIABILITIES
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial derivative contracts [member]
ASSETS
Financial assets			1,248,775
LIABILITIES
Financial liabilities			1,095,154
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Trading investments [member]
ASSETS
Financial assets			415,061
Recurring Fair Value Measurement [Member] | IAS 39 [member] | Available For Sale Investment [member]
ASSETS
Financial assets			2,663,478
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	22,784,462
LIABILITIES
Financial liabilities	24,358,412
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,300,475
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	247,165
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	1,015,614
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,135,722
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,335,509
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,311,527
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,400
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	987,680
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	318,658
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets	20,827,852
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Instruments at amortized cost [member]
ASSETS
Financial assets	199,561
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	109,467
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	$ 341,244
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member]
ASSETS
Financial assets			21,314,379
LIABILITIES
Financial liabilities			23,189,950
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities			4,141,667
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities			109,496
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities			420,920
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities			10,099,251
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities			2,216,507
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities			6,185,043
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities			17,066
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets			964,030
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash items in process of collection [member]
ASSETS
Financial assets			157,017
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Loans and receivables from banks, net [member]
ASSETS
Financial assets			19,893,448
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets			28,524
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Interbank loans [member]
ASSETS
Financial assets			70,077
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
ASSETS
Financial assets			$ 201,283